Sales Incentives - Sales Deductions and Product Returns (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2017		Mar. 31, 2016		Mar. 31, 2015
Accounts Receivable Reserves [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		$ (291,399)		$ (237,347)		$ (183,368)
Provision recorded for current period sales		(1,676,197)	[1]	(1,471,902)	[1]	(1,216,381)
Credits processed/Payments		1,662,270		1,417,850		1,162,402
Ending balance		(305,326)		(291,399)		(237,347)
Accounts Receivable Reserves [Member] | Chargebacks [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		(126,729)		(64,119)		(46,919)
Provision recorded for current period sales		(1,153,406)	[1]	(1,032,248)	[1]	(772,584)
Credits processed/Payments		1,168,064		969,638		755,384
Ending balance		(112,071)		(126,729)		(64,119)
Accounts Receivable Reserves [Member] | Rebates and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		(164,670)		(173,228)		(136,449)
Provision recorded for current period sales		(522,791)	[1]	(439,654)	[1]	(443,797)
Credits processed/Payments		494,206		448,212		407,018
Ending balance		(193,255)		(164,670)		(173,228)
Current Liabilities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		(154,348)		(165,082)		(107,330)
Provision recorded for current period sales		(121,243)	[1]	(125,798)	[1]	(159,758)
Credits processed/Payments		149,727		136,532		102,006
Ending balance		(125,864)		(154,348)		(165,082)
Current Liabilities [Member] | Returns [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		(93,920)		(109,765)		(64,144)
Provision recorded for current period sales		(41,871)	[1]	(25,228)	[1]	(85,990)
Credits processed/Payments		53,297		41,073		40,369
Ending balance		(82,494)		(93,920)		(109,765)
Current Liabilities [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	[2]	(60,428)		(55,317)		(43,186)
Provision recorded for current period sales	[2]	(79,372)	[1]	(100,570)	[1]	(73,768)
Credits processed/Payments	[2]	96,430		95,459		61,637
Ending balance	[2]	$ (43,370)		$ (60,428)		$ (55,317)

[1]	Includes immaterial amounts of reversals of provisions recorded for prior years’ sales.
[2]	Includes Medicaid, indirect rebates, and amounts due to customers.